Property, plant and equipment (Tables)	12 Months Ended
Mar. 31, 2022
Property, plant and equipment
Schedule of details of property, plant and equipment, estimated useful lives	Land and buildings

– Freehold buildings	25 - 50 years
– Leasehold premises	the term of the lease
 Equipment, fixtures and fittings

– Network infrastructure and other	1 - 35 years

Schedule of details of property, plant and equipment

		Equipment,
	Land and	fixtures
	buildings	and fittings	Total
	€m	€m	€m
Cost
1 April 2020	2,261	72,305	74,566
Exchange movements	25	188	213
Arising on acquisition	74	19	93
Additions	47	5,666	5,713
Disposals	(100)	(2,512)	(2,612)
Other	8	308	316
31 March 2021	2,315	75,974	78,289
Exchange movements	1	(265)	(264)
Arising on acquisition	(74)	44	(30)
Additions	41	5,845	5,886
Disposals	(200)	(2,280)	(2,480)
Other	263	2	265
31 March 2022	2,346	79,320	81,666
Accumulated depreciation and impairment
1 April 2020	1,269	44,933	46,202
Exchange movements	8	114	122
Charge for the year	39	5,727	5,766
Disposals	(97)	(2,448)	(2,545)
Other	(3)	77	74
31 March 2021	1,216	48,403	49,619
Exchange movements	3	(171)	(168)
Charge for the year	117	5,740	5,857
Disposals	(191)	(2,240)	(2,431)
Other	224	(223)	1
31 March 2022	1,369	51,509	52,878
Net book value
31 March 2021	1,099	27,571	28,670
31 March 2022	977	27,811	28,788

Schedule of right-of-use assets arising from the group's lease arrangements

Right-of-use assets arising from the Group’s lease arrangements are recorded within property, plant and equipment:

	2022	2021
	€m	€m
Property, plant and equipment (owned assets)	28,788	28,670
Right-of-use assets[1]	12,016	12,573
31 March	40,804	41,243

Note:

1	Additions of €3,828 million (2021: €5,306 million) and a depreciation charge of €3,944 million (2021: €3,914 million) were recorded in respect of right-of-use assets during the year to 31 March 2022.